Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 7 – Goodwill and Intangible Assets, Net

The Company performs an assessment each year to test goodwill for impairment, or more frequently in certain circumstances where impairment indicators arise. In the second quarter of 2020, the Company determined a triggering event had occurred requiring an interim impairment assessment resulting from the disposition of a business within the Commerce reporting unit. As a result, the Company recognized a $4.9 million non-cash impairment charge related to goodwill allocated to its Commerce reporting unit which is included within Impairment charges in the Consolidated Statement of Operations for the year ended December 31, 2020.

In the third quarter of 2020, we made organizational changes to adopt a customer-centric model and align operations around the two primary regions in which we operate (Latin America and the United States), resulting in a change in our reporting unit structure from five to two reporting units. Accordingly, we first assessed our goodwill for impairment under our previous five reporting unit structure as of September 30, 2020. Upon completion of this assessment, the Company determined that impairments existed in our Analytics and Cloud reporting units, resulting from negative impacts of the COVID-19 pandemic. Accordingly, we recognized a $6.7 million non-cash impairment charge as of September 30, 2020, which is included within Impairment charges in the Consolidated Statement of Operations for the year ended December 31, 2020.

Subsequent to this review and after allocating goodwill to the two reporting units based on relative fair value, the Company reassess goodwill for impairment under the new regional reporting unit structure as of October 1st, our new annual testing date. The Company historically tested goodwill for impairment as of December 31st each year; however, in 2020, we elected to change the date of our annual goodwill impairment test to October 1st. We believe this new testing date allows the Company to better align the annual goodwill impairment testing procedures with the Company’s year-end financial reporting, as well as its annual budgeting and forecasting process. This change does not delay, accelerate or avoid an impairment charge. Based upon the October 1st assessment, no impairment existed for the new Latin America (“LATAM”) and United States (“USA”) reporting units.

The following table presents goodwill by reporting unit and changes in goodwill through September 30, 2020:

(in thousands USD)	Analytics	Commerce	Cloud	Agile Nearshore	Transformation	Total
December 31, 2019	15,566	6,878	5,965	30,694	27,881	86,984

Disposals	—	(69)	—	—	—	(69)
Impairments	(5,652)	(4,915)	(1,027)	—	—	(11,594)
Foreign currency translation	(2,431)	(1,243)	(932)	—	(3,716)	(8,322)
September 30, 2020	$7,483	$651	$4,006	$30,694	$24,165	$66,999

As discussed above, we revised our reporting unit structure on October 1, 2020. The following table presents changes in the goodwill balances for the fourth quarter of 2020:

(in thousands USD)	LATAM	USA	Total
October 1, 2020	$36,305	$30,694	$66,999
Foreign currency translation	4,165	—	4,165
December 31, 2020	$40,470	$30,694	$71,164

During 2021, the Company reassessed goodwill for impairment as of October 1st, 2021 and identified no impairment charges to be recognized. The following table presents changes in the goodwill balances during 2021.

(in thousands USD)	LATAM	USA	Total
December 31, 2020	$40,470	$30,694	$71,164
Foreign currency translation	(819)	—	(819)
December 31, 2021	$39,651	$30,694	$70,345

The Company’s indefinite-lived intangible assets relate to trade names acquired in connection with business combinations. The indefinite-lived trade names balance was $16.3 million and $17.6 million as of December 31, 2021 and 2020, respectively. We recognized impairment expense of $1.6 million during 2020, which is recorded within Impairment charges in the Consolidated Statements of Operations. No impairment expense was recognized in 2021.

Changes in our finite-lived intangible assets is as follows:

	As of December 31, 2021				Weighted Average
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount	Remaining Useful Life (Years)
Customer relationships	$89,915	$(973)	$(23,669)	65,273	11.8
Tradename	1,234	(31)	(243)	960	3.9
Total	$91,149	$(1,004)	$(23,912)	$66,233	11.7

	As of December 31, 2020				Weighted Average
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount	Remaining Useful Life (Years)
Customer relationships	$89,915	$4,040	$(22,444)	71,511	12.8

In 2021, the Company changed the estimated life of a certain trade name from indefinite to finite-lived and began amortizing it over the average remaining economic life of five years (See Note 2, Summary of Significant Accounting Policies). The Company recorded $5.8 million and $5.5 million in finite-lived intangible asset amortization expense for the years ended December 31, 2021 and 2020. No impairment charges were recognized related to finite-lived intangible assets for the year ended December 31, 2021.

The impairment of goodwill in the Commerce reporting unit as of June 30, 2020, signaled us to test its long-lived asset group in accordance with ASC 360. Upon completion of this testing, the Company determined that the customer relationship within the Commerce reporting unit was fully impaired, resulting from the disposition of a business within the Commerce reporting unit, the termination of the relationships with established customers in this reporting unit and the negative impacts of COVID-19 on this reporting unit. Accordingly, we recognized a $3.5 million non-cash impairment charge as of June 30, 2020, which is included within Impairment charges in the Consolidated Statement of Operations for the year ended December 31, 2020.

The estimated amortization schedule for the Company’s intangible assets for future periods is as follows:

(in thousands USD)	Year ending December 31,
2022	$5,794
2023	5,794
2024	5,794
2025	5,794
2026	5,554
Thereafter	37,503
Total	$66,233